Variable Interest Entities (Schedule Of Assets And Liabilities Of Non-Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	¥ 59,939,944	¥ 60,063,392
Maximum exposure, Non-consolidated	8,253,886	8,032,241
Trading account assets, Non-consolidated, On-balance sheet assets	226,378	150,629
Investment securities, Non-consolidated, On-balance sheet assets	1,556,048	1,400,483
Loans, Non-consolidated, On-balance sheet assets	4,858,612	5,093,001
All other assets, Non-consolidated, On-balance sheet assets	2,435	2,079
Total Assets, Non-consolidated, On-balance sheet assets	6,643,473	6,646,192
All other liabilities, Non-consolidated, On-balance sheet liabilities	5,783	6,443
Total liabilities, Non-consolidated, On-balance sheet liabilities	5,783	6,443
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	9,110,394	9,565,475
Maximum exposure, Non-consolidated	2,425,905	2,425,746
Trading account assets, Non-consolidated, On-balance sheet assets	3,151	12,460
Investment securities, Non-consolidated, On-balance sheet assets	205,103	207,361
Loans, Non-consolidated, On-balance sheet assets	1,575,299	1,578,369
Total Assets, Non-consolidated, On-balance sheet assets	1,783,553	1,798,190
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	3,524,201	2,423,629
Maximum exposure, Non-consolidated	433,182	291,889
Trading account assets, Non-consolidated, On-balance sheet assets	25,838	12,261
Investment securities, Non-consolidated, On-balance sheet assets	164,272	91,220
Loans, Non-consolidated, On-balance sheet assets	230,245	179,792
All other assets, Non-consolidated, On-balance sheet assets	983
Total Assets, Non-consolidated, On-balance sheet assets	421,338	283,273
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	15,593,253	17,110,493
Maximum exposure, Non-consolidated	2,461,084	2,431,871
Trading account assets, Non-consolidated, On-balance sheet assets	73,097	72,140
Investment securities, Non-consolidated, On-balance sheet assets	33,207	41,510
Loans, Non-consolidated, On-balance sheet assets	1,789,194	1,928,409
All other assets, Non-consolidated, On-balance sheet assets	1,452	2,079
Total Assets, Non-consolidated, On-balance sheet assets	1,896,950	2,044,138
All other liabilities, Non-consolidated, On-balance sheet liabilities	13
Total liabilities, Non-consolidated, On-balance sheet liabilities	13
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	12,514,678	13,362,168
Maximum exposure, Non-consolidated	1,265,111	1,199,028
Trading account assets, Non-consolidated, On-balance sheet assets	81,653	48,851
Investment securities, Non-consolidated, On-balance sheet assets	875,480	769,109
Loans, Non-consolidated, On-balance sheet assets	266,067	336,731
Total Assets, Non-consolidated, On-balance sheet assets	1,223,200	1,154,691
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	14,467	23,451
Maximum exposure, Non-consolidated	13,630	24,875
Loans, Non-consolidated, On-balance sheet assets	12,740	23,940
Total Assets, Non-consolidated, On-balance sheet assets	12,740	23,940
All other liabilities, Non-consolidated, On-balance sheet liabilities	5,736	5,919
Total liabilities, Non-consolidated, On-balance sheet liabilities	5,736	5,919
Others [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	19,182,951	17,578,176
Maximum exposure, Non-consolidated	1,654,974	1,658,832
Trading account assets, Non-consolidated, On-balance sheet assets	42,639	4,917
Investment securities, Non-consolidated, On-balance sheet assets	277,986	291,283
Loans, Non-consolidated, On-balance sheet assets	985,067	1,045,760
Total Assets, Non-consolidated, On-balance sheet assets	1,305,692	1,341,960
All other liabilities, Non-consolidated, On-balance sheet liabilities	34	524
Total liabilities, Non-consolidated, On-balance sheet liabilities	¥ 34	¥ 524